Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Current income tax provision	$ 614,622	$ 938,119	$ 889,799
Deferred income tax provision (benefit)	(234,326)	(12,747)	53,398
Total income tax expense	$ 380,296	$ 925,372	$ 943,197